Application of New Amended and Revised Standards and Interpretations	3 Months Ended	12 Months Ended
	Mar. 31, 2019	Dec. 31, 2018
Text block [abstract]
Application of New Amended and Revised Standards and Interpretations
3.	APPLICATION OF NEW, AMENDED AND REVISED STANDARDS AND INTERPRETATIONS

a.	Amendments to the International Financial Reporting Standards (“IFRS”) issued by the International Accounting Standards Board (“IASB”) mandatorily effective for the current year

The Company has applied the amendments to IFRSs included in Annual Improvements to IFRSs 2015-2017 Cycle, Amendments to IFRS 9 “Prepayment Features with Negative Compensation”, IFRS 16 “Leases”, Amendments to IAS 19 “Plan Amendment, Curtailment or Settlement”, Amendments to IAS 28 “Long-term Interests in Associates and Joint Ventures”, and IFRIC 23 “Uncertainty over Income Tax Treatments” for the annual period that began on or after January 1, 2019.

The adoption and impact of these standards from January 1, 2019 are described as below and the new accounting policies are disclosed in Note 4. The other standards did not have material impact on the Group’s accounting policies.

IFRS 16 “Leases”

IFRS 16 provides a comprehensive model for the identification of lease arrangements and their treatment in the financial statements of both lessee and lessor. It supersedes IAS 17 “Leases”, IFRIC 4 “Determining whether an Arrangement contains a Lease”, and a number of related interpretations. Refer to Note 4 for information relating to the relevant accounting policies.

Definition of a lease

The Group elects to apply the guidance of IFRS 16 in determining whether contracts are, or contain, a lease only to contracts entered into (or changed) on or after January 1, 2019. Contracts identified as containing a lease under IAS 17 and IFRIC 4 are not reassessed and are accounted for in accordance with the transitional provisions under IFRS 16.

The Group as lessee

The Group recognizes right-of-use assets and lease liabilities for all leases on the consolidated balance sheets except for those whose payments under low-value asset and short-term leases are recognized as expenses on a straight-line basis. On the consolidated statements of comprehensive income, the Group presents the depreciation expense charged on right-of-use assets separately from the interest expense accrued on lease liabilities; interest is computed using the effective interest method. On the consolidated statements of cash flows, cash payments for the principal portion of lease liabilities are classified within financing activities; cash payments for the interest portion are classified within operating activities. Prior to the application of IFRS 16, payments under operating lease contracts were recognized as expenses as occurred. Cash flows for operating leases were classified within operating activities on the consolidated statements of cash flows.

Lease liabilities were recognized on January 1, 2019 for leases previously classified as operating leases under IAS 17. Lease liabilities were measured at the present value of the remaining lease payments, discounted using the lessee’s incremental borrowing rate on January 1, 2019. Right-of-use assets are measured at an amount equal to the lease liabilities. The Group applies IAS 36 to all right-of-use assets.

The Group applies the following practical expedients:

1)	The Group applies a single discount rate to a portfolio of leases with reasonably similar characteristics to measure lease liabilities.

2)	The Group accounts for those leases for which the lease term ends on or before December 31, 2019 as short-term leases.

3)	The Group excludes initial direct costs from the measurement of right-of-use assets on January 1, 2019.

4)	The Group uses hindsight, such as in determining lease terms, to measure lease liabilities.

The weighted average lessee’s incremental borrowing rate applied to lease liabilities recognized on January 1, 2019 is 6%. The difference between the (i) lease liabilities recognized and (ii) operating lease commitments disclosed under IAS 17 on December 31, 2018 is explained as follows:

The future minimum lease payments of non-cancellable operating lease commitments on December 31, 2018	$599,393
Less: Recognition exemption for short-term leases	(261,622)
Less: Recognition exemption for leases of low-value assets	(1,097)

Undiscounted amounts on January 1, 2019	$336,674

Discounted amounts using the incremental borrowing rate on January 1, 2019	$323,850

Lease liabilities recognized on January 1, 2019	$323,850

The impact on assets, liabilities and equity as of January 1, 2019 from the initial application of IFRS 16 is set out as follows:

	As Originally Stated on January 1, 2019	Adjustments Arising from Initial Application	Restated on January 1, 2019
Total effect on assets (right-of-use assets)	$—	$323,850	$323,850

Lease liabilities—current	$—	$219,039	$219,039

Lease liabilities—non-current	$—	104,811	$104,811

Total effect on liabilities		$323,850

b.	New and revised IFRSs issued but not yet effective

Of the new, amended and revised standards and interpretations (collectively the “New IFRSs”) that have been issued but are not yet effective, the Company has not applied the following.

New, Amended or Revised Standards and Interpretations	Effective Date Announced by IASB (Note 1)
Amendments to IFRS 3 “Definition of a Business”	January 1, 2020 (Note 2)
Amendments to IFRS 10 and IAS 28 “Sale or Contribution of Assets between An Investor and Its Associate or Joint Venture”	To be determined by IASB
IFRS 17 “Insurance Contracts”	January 1, 2021
Amendments to IAS 1 and IAS 8 “Definition of Material”	January 1, 2020 (Note 3)

Note 1: Unless stated otherwise, the above New IFRSs are effective for annual periods beginning on or after their respective effective dates.

Note 2: The Group shall apply these amendments to business combinations for which the acquisition date is on or after the beginning of the first annual reporting period beginning on or after January 1, 2020 and to asset acquisitions that occur on or after the beginning of that period.

Note 3: The Group shall apply these amendments prospectively for annual reporting periods beginning on or after January 1, 2020.

As of the date the condensed consolidated financial statements were authorized for issue, the Group is continuously assessing the possible impact that the application of other standards and interpretations will have on the Group’s financial position and financial performance and will disclose the relevant impact when the assessment is completed.

3.	APPLICATION OF NEW, AMENDED AND REVISED STANDARDS AND INTERPRETATIONS

a.	Amendments to the International Financial Reporting Standards (“IFRS”) issued by the International Accounting Standards Board (“IASB”) mandatorily effective for the current year

The Company has applied the amendments to IFRSs included in IFRS 9 “Financial Instruments”, IFRS 15 “Revenue from Contracts with Customers”, Amendment to IFRS 2 “Classification and Measurement of Share-based Payment Transactions”, Amendments to IAS 40 “Transfers of Investment Property”, Annual Improvement to IFRSs 2014-2016 Cycle, and IFRIC 22 “Foreign Currency Transactions and Advance Consideration” for the annual period that began on or after January 1, 2018.

The adoption and impact of these standards from January 1, 2018 are described as below and the new accounting policies are disclosed in Note 4. The other standards did not have material impact on the Group’s accounting policies.

IFRS 15 “Revenue from Contracts with Customers” and related amendments

IFRS 15 establishes principles for recognizing revenue that apply to all contracts with customers and supersedes IAS 18 “Revenue”, IAS 11 “Construction Contracts” and a number of revenue-related interpretations.

Under IFRS 15, the Group recognizes revenue when (or as) a performance obligation is satisfied, i.e. when “control” of the goods or services underlying the particular performance obligation is transferred to the customer. Prior to the application of IFRS 15, the Group recognized revenue when the Group transferred the significant risks and rewards of ownership to the buyer.

IFRS 15 provides guidance to clarify the categorization of licenses of intellectual property and on whether revenue is to be recognized over time or at a point in time. Under IFRS 15, when the nature of the Group’s promise in granting a license is to provide a right to access the Group’s intellectual property, revenue is recognized over time if all of the following criteria are met. Otherwise, the promise is to provide a right to use the Group’s intellectual property as it exists at the point in time at which the license is granted and revenue is recognized when the license is transferred.

1)	The contract requires, or the customer reasonably expects, the Group to undertake activities that significantly affect the intellectual property to which the customer has rights.

2)	The rights granted by the license directly expose the customer to any positive or negative effects of the above activities.

3)	Those activities do not result in the transfer of a good or a service to the customer as the activities occur.

Prior to the application of IFRS 15, license fees and royalties paid for the use of the Group’s assets are normally recognized in accordance with the substance of the agreement. An assignment of rights for a fixed fee or non-refundable guarantee under a non-cancellable contract which permits the licensee to exploit those rights freely and the Group has no remaining obligations to perform is, in substance, a sale. In such cases, revenue is recognized at the time of sale. Otherwise, revenue is recognized on a straight-line basis over the life of the agreement. In some cases, whether or not a license fee or royalty will be received is contingent on the occurrence of a future event. In such cases, revenue is recognized only when it is probable that the license fee or royalty will be received, which is normally when the event has occurred.

The Group elected only to retrospectively apply IFRS 15 to contracts that were not complete as of January 1, 2018. The Group had no cumulative effect of retrospectively applying IFRS 15 in the retained earnings on January 1, 2018, and the Group does not have any revenue from contracts with customers that are within scope of IFRS 15 in 2018.

b.	New and revised IFRSs issued but not yet effective

Of the new, amended and revised standards and interpretations (collectively the “New IFRSs”) that have been issued but are not yet effective, the Company has not applied the following.

New, Amended or Revised Standards and Interpretations	Effective Date Announced by IASB (Note 1)
Annual Improvements to IFRSs 2015-2017 Cycle	January 1, 2019
Amendments to IFRS 9 “Prepayment Features with Negative Compensation”	January 1, 2019
IFRS 16 “Leases”	January 1, 2019
Amendments to IAS 19 “Plan Amendment, Curtailment or Settlement”	January 1, 2019 (Note 2)
Amendments to IAS 28 “Long-term Interests in Associates and Joint Ventures”	January 1, 2019
IFRIC 23 “Uncertainty over Income Tax Treatments”	January 1, 2019
Amendments to IFRS 3 “Definition of a Business”	January 1, 2020 (Note 3)
Amendments to IFRS 10 and IAS 28 “Sale or Contribution of Assets between An Investor and Its Associate or Joint Venture”	To be determined by IASB
IFRS 17 “Insurance Contracts”	January 1, 2021
Amendments to IAS 1 and IAS 8 “Definition of Material”	January 1, 2020 (Note 4)

Note 1:	Unless stated otherwise, the above New IFRSs are effective for annual periods beginning on or after their respective effective dates.

Note 2:	The Group shall apply these amendments to plan amendments, curtailments or settlements occurring on or after January 1, 2019.

Note 3:	The Group shall apply these amendments to business combinations for which the acquisition date is on or after the beginning of the first annual reporting period beginning on or after January 1, 2020 and to asset acquisitions that occur on or after the beginning of that period.

Note 4:	The Group shall apply these amendments prospectively for annual reporting periods beginning on or after January 1, 2020.

The initial application of the above New IFRSs, whenever applied, would not have any material impact on the Group’s accounting policies, except for the following:

IFRS 16 “Leases”

IFRS 16 sets out the accounting standards for leases that will supersede IAS 17, IFRIC 4 and a number of related interpretations.

Definition of a lease

Upon initial application of IFRS 16, the Group will elect to apply the guidance of IFRS 16 in determining whether contracts are, or contain, a lease only to contracts entered into (or changed) on or after January 1, 2019. Contracts identified as containing a lease under IAS 17 and IFRIC 4 will not be reassessed and will be accounted for in accordance with the transitional provisions under IFRS 16.

The Group as lessee

Upon initial application of IFRS 16, the Group will recognize right-of-use assets and lease liabilities for all leases on the consolidated balance sheets except for those whose payments under low-value and short-term leases will be recognized as expenses on a straight-line basis. On the consolidated statements of comprehensive income, the Group will present the depreciation expense charged on right-of-use assets separately from the interest expense accrued on lease liabilities; interest is computed using the effective interest method. On the consolidated statements of cash flows, cash payments for the principal portion of lease liabilities will be classified within financing activities; cash payments for the interest portion will be classified within operating activities. Currently, payments under operating lease contracts are recognized as expenses on a straight-line basis. Cash flows for operating leases are classified within operating activities on the consolidated statements of cash flows.

The Group anticipates applying IFRS 16 retrospectively with the cumulative effect of the initial application of this standard recognized on January 1, 2019. Comparative information will not be restated.

Lease liabilities will be recognized on January 1, 2019 for leases currently classified as operating leases with the application of IAS 17. Lease liabilities will be measured at the present value of the remaining lease payments, discounted using the lessee’s incremental borrowing rate on January 1, 2019. Right-of-use assets will be measured at an amount equal to the lease liabilities. The Group will apply IAS 36 to all right-of-use assets.

The Group expects to apply the following practical expedients:

a)	The Group will apply a single discount rate to the leases with reasonably similar characteristics to measure lease liabilities.

b)	The Group will account for those leases for which the lease term ends on or before December 31, 2019 as short-term leases.

c)	The Group will exclude initial direct costs from the measurement of right-of-use assets on January 1, 2019.

d)	The Group will use hindsight, such as in determining lease terms, to measure lease liabilities.

Anticipated impact on assets and liabilities

	Carrying Amount as of December 31, 2018	Adjustments Arising from Initial Application	Adjusted Carrying Amount as of January 1, 2019
Total effect on assets (right-of-use assets)	$—	$323,850	$323,850

Lease liabilities—current	$—	$219,039	$219,039

Lease liabilities—non-current	$—	$104,811	$104,811

Total effect on liabilities		$323,850

Except for the above impact, as of the date the consolidated financial statements were authorized for issue, the Group is continuously assessing the possible impact that the application of other standards and interpretations will have on the Group’s financial position and financial performance and will disclose the relevant impact when the assessment is completed.